Submission	Sep. 11, 2024
Submission [Line Items]
Central Index Key	0001521332
Registrant Name	Aptiv PLC
Registration File Number	333-281182
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES